QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - Entity [Domain] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 16, 2014	Sep. 13, 2013
Quarterly Financial Information (Unaudited)
Net revenues		$ 186,014	$ 149,040	$ 151,036	$ 149,648	$ 147,956	$ 150,773	$ 151,320	$ 151,528	$ 635,738	$ 601,577	$ 477,877
Operating Income (Loss)		15,573	24,249	25,425	25,942	22,217	26,167	26,947	28,330	91,189	103,661	51,417
Income from continuing operations						3,216	10,330	9,560	6,858	15,388	29,964	4,965
Discontinued operations, net of tax							1,425	(272)	24		1,177	1,206
Net income (loss) attributable to common stockholders		$ (10,706)	$ 7,642	$ 9,807	$ 8,324	$ 3,140	$ 11,694	$ 9,194	$ 6,783	$ 15,067	$ 30,811	$ 5,640
Basic and diluted earnings per common share:
Income from continuing operations (in dollars per share)						$ 0.08	$ 0.26	$ 0.23	$ 0.17	$ 0.35	$ 0.73	$ 0.12
Discontinued operations, net of tax (in dollars per share)							0.03	(0.01)			0.03	0.03
Basic and diluted earnings per share (in dollars per share)		$ (0.22)	$ 0.19	$ 0.24	$ 0.20	$ 0.08	$ 0.29	$ 0.22	$ 0.17	$ 0.35	$ 0.76	$ 0.15
Business acquisition
Transaction costs										$ 11,817	$ 776	$ 20,800
Loss on extinguishment of debt										(13,785)	(7,657)	$ (4,455)
DISCONTINUED OPERATIONS
Total purchase price for the sale of the assets and contractual rights related to prison services	$ 2,500						$ 2,500							$ 2,500
Gain on sale of discontinued operations, net of tax	$ 1,300										$ 1,333
Enventis
Business acquisition
Transaction costs		$ 9,800	$ 700	$ 900						11,500
DISCONTINUED OPERATIONS
Percentage of outstanding shares acquired													100.00%
Senior Notes 10.875 Percent Due 2020
Business acquisition
Loss on extinguishment of debt		$ 13,800								$ 13,800